Content Assets - Schedule Of Amortization Of Content Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capitalized Licensed Content Costs [Abstract]
Licensed content	$ 168,499	$ 161,194	$ 161,633
Produced content	40,993	45,181	46,219
Total amortization costs	$ 209,492	$ 206,375	$ 207,852